UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 5527

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	5/31/14

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus New Jersey
Municipal Money
Market Fund, Inc.

SEMIANNUAL REPORT May 31, 2014

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
17	Statement of Assets and Liabilities
18	Statement of Operations
19	Statement of Changes in Net Assets
20	Financial Highlights
21	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus New Jersey
Municipal Money Market Fund, Inc.

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus New Jersey Municipal Money Market Fund, Inc., covering the six-month period from December 1, 2013, through May 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Although yields of 10-year U.S.Treasury securities ended 2013 above 3% for the first time in several years as investors anticipated a reduction in the Federal Reserve Board’s (the “Fed”) quantitative easing program, yields subsequently fell due to renewed economic concerns stemming from harsh winter weather and volatility in overseas markets. Meanwhile, as they have been for the past several years, short-term interest rates and yields of money market instruments remained anchored near historical lows by an unchanged overnight federal funds rate.

The Fed’s new chairperson has reiterated that short-term rates are likely to remain near current levels for some time to come. In this stimulative environment, we believe that the domestic economy will continue to strengthen, which could push long-term interest rates higher.We also anticipate a pickup in the global economy, led by developed nations amid ongoing monetary stimulus and reduced headwinds related to fiscal austerity and deleveraging. As always, we encourage you to discuss our observations with your financial advisor to assess their potential impact on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
June 16, 2014

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2013, through May 31, 2014, as provided by Joseph Irace, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended May 31, 2014, Dreyfus New Jersey Municipal Money Market Fund produced an annualized yield of 0.00%.Taking into account the effects of compounding, the fund produced an annualized effective yield of 0.00%.1

Despite mounting evidence of a sustained U.S. economic recovery, the overnight federal funds rate was left unchanged near historical lows, and tax-exempt money market yields also remained low throughout the reporting period.

The Fund’s Investment Approach

The fund’s objective is to seek as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.The fund also seeks to maintain a stable $1.00 share price.To pursue its goal, the fund normally invests substantially all of its assets in short-term, high-quality municipal obligations that provide income exempt from federal and New Jersey state personal income taxes.The fund also may invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

When pursuing the fund’s objective, we employ two primary strategies. First, we attempt to add value by constructing a portfolio of high-quality tax-exempt money market municipal obligations that provide income exempt from federal and New Jersey state income taxes. Second, we actively manage the fund’s average maturity in anticipation of interest-rate trends and supply-and-demand changes in New Jersey’s short-term municipal marketplace.

For example, if we expect an increase in short-term supply, we may reduce the weighted average maturity of the fund, which should better position the fund to purchase new securities with higher yields, if higher yields materialize.Yields tend

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

to rise when there is an increase in new-issue supply competing for investor interest. New securities generally are issued with maturities in the one-year range and tend to lengthen the fund’s weighted average maturity if purchased. If we anticipate limited new-issue supply, we may extend the fund’s average maturity to maintain then-current yields for as long as we think practical. At other times, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

A Sustained Economic Recovery Gained Traction

While yields of municipal money market securities remained anchored throughout the reporting period by an unchanged federal funds rate between 0% and 0.25%, evidence of an accelerating economic recovery and the Federal Reserve Board’s (the “Fed”) decision to begin reducing its quantitative easing program drove yields of 10-year U.S.Treasury securities above 3% in December 2013. However, economic and political instability in the world’s emerging markets and unusually severe winter weather in the United States caused longer term bond yields to moderate over the first quarter of 2014, when U.S. GDP contracted at an annualized 1.0% rate even as the unemployment rate continued to decline.

The municipal money markets also were influenced by supply-and-demand factors. Demand remained strong for a limited supply of tax-exempt securities, including from nontraditional buyers, such as intermediate bond funds and taxable money market funds seeking attractive tax-exempt yields compared to similar maturity taxable securities. However, individual investors remained focused on longer term municipal bonds with higher yields. In this environment, yields of high-quality, one-year municipal notes remained low, and rates on variable rate demand notes (“VRDNs”) stayed in a narrow range amid steady demand from both tax-exempt and taxable money market funds seeking to comply with more stringent liquidity requirements.

Although municipal credit quality generally has improved for most states and municipalities, New Jersey has continued to struggle with tax revenue shortfalls and unfunded pension liabilities. As a result, in May, one major agency downgraded the state’s credit rating.

Credit Selection Remained Paramount

Most municipal money market funds have maintained short weighted average maturities compared to historical averages due to narrow yield differences along the tax-exempt money market’s maturity range and ongoing uncertainty. Nonetheless, due to the availability of longer dated New Jersey money market instruments, we generally maintained the fund’s weighted average maturity in a position that was modestly longer than industry averages.

As always, well-researched credit selection remained paramount.We have continued to favor essential service revenue bonds backed by water, sewer, and electric facilities; certain local credits with strong financial positions and stable tax bases; and health care and education issuers with stable credit characteristics.We generally have shied away from instruments issued by localities that depend heavily on state aid.

Short-Term Rates Likely to Stay Low

The Fed made several modest cuts in its monthly bond purchases over the reporting period, marking the start of what is expected to be a series of measured reductions in its quantitative easing program. However, the Fed also has made clear that short-term interest rates are likely to remain near current levels over the remainder of 2014. Consequently, in our judgment, the prudent course continues to be an emphasis on preservation of capital and liquidity.

June 16, 2014

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term municipal securities holdings involve credit and liquidity risks and risk of principal loss.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-New Jersey residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, fund yields would have been lower.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus New Jersey Municipal Money Market Fund, Inc. from December 1, 2013 to May 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2014

Expenses paid per $1,000†	$1.25
Ending value (after expenses)	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2014

Expenses paid per $1,000†	$1.26
Ending value (after expenses)	$1,023.68

† Expenses are equal to the fund’s annualized expense ratio of .25%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

May 31, 2014 (Unaudited)

Short-Term	Coupon	Maturity	Principal
Investments—99.9%	Rate (%)	Date	Amount ($)		Value ($)
Bayonne,
GO Notes (School Bonds)	4.25	7/15/14	100,000		100,426
Branch Banking and Trust Co.
Municipal Trust (Series 2044)
(Port Authority-Port Newark,
Marine Terminal Rent-Backed
Revenue (Newark Redevelopment
Projects)) (Liquidity
Facility; Branch Banking and
Trust Co. and LOC; Branch
Banking and Trust Co.)	0.10	6/7/14	8,205,000	[a,b,c]	8,205,000
Branch Banking and Trust Co.
Municipal Trust (Series 2056)
(New Jersey Economic
Development Authority, School
Facilities Construction
Revenue) (Liquidity Facility;
Branch Banking and Trust Co.
and LOC; Branch Banking and
Trust Co.)	0.10	6/7/14	10,145,000	[a,b,c]	10,145,000
Brigantine,
GO Notes, Refunding (Tax
Appeal Notes)	1.00	12/11/14	2,815,000		2,819,582
Brigantine,
Special Emergency Notes	1.50	12/11/14	1,728,385		1,735,185
Camden County Improvement
Authority, County-Guaranteed
Open Space Trust Fund
Revenue, Refunding	3.00	6/1/14	400,000		400,029
Camden County Improvement
Authority, Special Revenue
(Congregation Beth El Project)
(LOC; TD Bank)	0.09	6/7/14	1,400,000	[a]	1,400,000
Cape May County,
GO Notes (General Improvement)	3.25	9/1/14	250,000		251,903
Clinton Township,
GO Notes, Refunding	3.00	7/1/14	340,000		340,631
Deptford Township,
GO Notes	4.00	7/15/14	160,000		160,633

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Deutsche Bank Spears/Lifers Trust
(Series DBE-343) (Newark
Housing Authority, Marine
Terminal Additional
Rent-Backed Revenue, Refunding
(City of Newark Redevelopment
Projects)) (Liquidity Facility;
Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.16	6/7/14	2,000,000	[a,b,c]	2,000,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-511) (Newark
Housing Authority, Marine
Terminal Additional
Rent-Backed Revenue, Refunding
(City of Newark Redevelopment
Projects)) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.16	6/7/14	21,270,000	[a,b,c]	21,270,000
East Orange,
GO Notes (BAN, Special
Emergency Notes and Tax Appeal
Refunding Notes)	1.25	9/24/14	5,000,000		5,007,814
Essex County,
GO Notes, Refunding	5.00	6/1/14	100,000		100,012
Essex County,
GO Notes (General Improvement)	5.00	8/1/14	100,000		100,763
Galloway Township,
Special Emergency Notes	1.00	12/18/14	760,000		761,031
Gloucester County,
GO Notes, Refunding	4.00	7/1/14	125,000		125,379
Hillsdale Borough Board of
Education, GO Notes, Refunding
(School Bonds)	3.00	7/15/14	180,000		180,499
JPMorgan Chase Putters/Drivers
Trust (Series 3180) (New
Jersey Housing and Mortgage
Finance Agency, SFHR)
(Liquidity Facility; JPMorgan
Chase Bank)	0.12	6/7/14	3,580,000	[a,b,c]	3,580,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Kearny,
GO Notes, Refunding (Fiscal
Year Adjustment Refunding
Bonds, General Improvement
Refunding Bonds and Water
Utility Refunding Bonds)	3.00	1/15/15	105,000		106,525
Linwood,
GO Notes, School BAN	1.00	4/7/15	3,502,000		3,512,618
Little Egg Harbor Township,
Special Emergency Notes	1.00	12/18/14	3,978,000		3,985,564
Lyndhurst Township,
GO Notes (General Improvement
Bonds and Water Utility Bonds)	3.00	8/15/14	1,000,000		1,005,628
Mahwah Township,
GO Notes, Refunding
(General Improvement)	3.00	12/1/14	500,000		506,822
Margate,
GO Notes, BAN	1.00	7/22/14	4,085,000		4,086,757
Milltown,
GO Notes, BAN
(Electric Utility)	1.00	8/1/14	2,000,000		2,000,494
New Jersey Economic
Development Authority,
Economic Growth
Revenue (Greater Mercer County
Composite Issue) (LOC;
Wells Fargo Bank)	0.66	6/7/14	145,000	[a,d]	145,000
New Jersey Economic Development
Authority, EDR (ARND, LLC
Project) (LOC; PNC Bank NA)	0.09	6/7/14	395,000	[a,d]	395,000
New Jersey Economic Development
Authority, EDR (Community
Options, Inc. Project) (LOC;
Wells Fargo Bank)	0.16	6/7/14	3,885,000	[a]	3,885,000
New Jersey Economic Development
Authority, EDR (Diocese of
Metuchen Project) (LOC; Bank
of America)	0.07	6/7/14	17,900,000	[a]	17,900,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey Economic Development
Authority, EDR (Hathaway
Associates, LLC Project) (LOC;
Wells Fargo Bank)	0.21	6/7/14	1,315,000	[a,d]	1,315,000
New Jersey Economic Development
Authority, EDR (Marco
Holdings, LLC Project) (LOC;
Wells Fargo Bank)	0.21	6/7/14	940,000	[a,d]	940,000
New Jersey Economic Development
Authority, EDR (Maroukian
Realty, LLC Project) (LOC; TD Bank)	0.14	6/7/14	805,000	[a,d]	805,000
New Jersey Economic Development
Authority, EDR (Paddock
Realty, LLC Project) (LOC;
Wells Fargo Bank)	0.21	6/7/14	1,440,000	[a,d]	1,440,000
New Jersey Economic Development
Authority, EDR (PB Tower, LLC
and Metro Packaging and
Imaging, Inc. Project) (LOC;
TD Bank)	0.21	6/7/14	1,175,000	[a,d]	1,175,000
New Jersey Economic Development
Authority, EDR (PB Tower, LLC
and Metro Packaging and
Imaging, Inc. Project) (LOC;
TD Bank)	0.21	6/7/14	2,840,000	[a,d]	2,840,000
New Jersey Economic Development
Authority, EDR (RCC
Properties, LLC Project) (LOC;
Wells Fargo Bank)	0.21	6/7/14	575,000	[a]	575,000
New Jersey Economic Development
Authority, EDR (Stone Brothers
Secaucus LLC Project) (LOC;
TD Bank)	0.14	6/7/14	1,335,000	[a,d]	1,335,000
New Jersey Economic Development
Authority, EDR (Superior
Bakers, Inc./Ginsburg
Bakery, Inc. Project) (LOC;
PNC Bank NA)	0.11	6/7/14	1,235,000	[a,d]	1,235,000
New Jersey Economic Development
Authority, EDR (The Challenge
Printing Company, Inc.
Project) (LOC; Wells Fargo Bank)	0.21	6/7/14	560,000	[a,d]	560,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey Economic Development
Authority, EDR (Volunteers of
America Delaware Valley
Property, Inc. Project) (LOC;
TD Bank)	0.09	6/7/14	1,475,000	[a]	1,475,000
New Jersey Economic Development
Authority, EDR, Refunding (RDR
Investment Company LLC) (LOC;
JPMorgan Chase Bank)	0.21	6/7/14	965,000	[a,d]	965,000
New Jersey Economic Development
Authority, IDR (Penwell
Holdings LLC Project) (LOC;
TD Bank)	0.13	6/7/14	810,000	[a,d]	810,000
New Jersey Economic Development
Authority, Natural Gas
Facilities Revenue, Refunding
(New Jersey Natural Gas
Company Project)	0.05	6/2/14	10,200,000	[a,d]	10,200,000
New Jersey Economic Development
Authority, Natural Gas
Revenue, Refunding (New Jersey
Natural Gas Company Project)	0.05	6/2/14	24,100,000	[a,d]	24,100,000
New Jersey Economic Development
Authority, Revenue (CPC
Behavioral Healthcare Project)
(LOC; Wells Fargo Bank)	0.16	6/7/14	1,705,000	[a]	1,705,000
New Jersey Economic Development
Authority, Revenue
(Developmental Disabilities
Association of New Jersey Inc.
Project) (LOC; Wells Fargo Bank)	0.16	6/7/14	1,450,000	[a]	1,450,000
New Jersey Economic Development
Authority, Revenue (ESARC,
Inc.) (Liquidity Facility; TD Bank)	0.06	6/7/14	2,030,000	[a,d]	2,030,000
New Jersey Economic Development
Authority, Revenue (Falcon
Safety Products, Inc. Project)
(LOC; PNC Bank NA)	0.11	6/7/14	1,185,000	[a,d]	1,185,000
New Jersey Economic Development
Authority, Revenue (Melrich
Road Development Company, LLC
Project) (LOC; Wells Fargo Bank)	0.21	6/7/14	1,755,000	[a,d]	1,755,000

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey Economic Development
Authority, Revenue (MZR Real
Estate, L.P. Project) (LOC;
Wells Fargo Bank)	0.21	6/7/14	2,845,000	[a,d]	2,845,000
New Jersey Economic Development
Authority, Revenue (Oak Hill
Academy Project) (LOC; Wells
Fargo Bank)	0.16	6/7/14	1,195,000	[a]	1,195,000
New Jersey Economic Development
Authority, Revenue (Parke
Place Associates, LLC Project)
(LOC; TD Bank)	0.14	6/7/14	4,990,000	[a]	4,990,000
New Jersey Economic Development
Authority, Revenue (Richmond
Industries, Inc. and Richmond
Realty, LLC Projects) (LOC;
TD Bank)	0.14	6/7/14	260,000	[a,d]	260,000
New Jersey Economic Development
Authority, Revenue (Somerset
Hills YMCA Project) (LOC; TD Bank)	0.09	6/7/14	2,380,000	[a]	2,380,000
New Jersey Economic Development
Authority, Revenue (Visiting
Nurse Association Home Care,
Inc. Project) (LOC; Wells
Fargo Bank)	0.11	6/7/14	3,485,000	[a]	3,485,000
New Jersey Economic Development
Authority, Revenue (Young
Men’s Christian Association of
Metuchen Project) (LOC; Wells
Fargo Bank)	0.16	6/7/14	830,000	[a]	830,000
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	4.00	9/1/14	100,000		100,900
New Jersey Economic Development
Authority, School Revenue (The
Peddie School Project)
(Liquidity Facility; U.S. Bank NA)	0.05	6/7/14	5,305,000	[a]	5,305,000
New Jersey Economic Development
Authority, School Revenue (The
Peddie School Project)
(Liquidity Facility; U.S. Bank NA)	0.06	6/7/14	995,000	[a]	995,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey Economic Development
Authority, School Revenue (The
Peddie School Project)
(Liquidity Facility; U.S. Bank NA)	0.06	6/7/14	2,250,000	[a]	2,250,000
New Jersey Economic Development
Authority, Thermal Energy
Facilities Revenue (Marina
Energy LLC Project) (LOC;
JPMorgan Chase Bank)	0.09	6/7/14	10,000,000	[a]	10,000,000
New Jersey Economic Development
Authority, Thermal Energy
Facilities Revenue (Marina
Energy LLC Project) (LOC;
JPMorgan Chase Bank)	0.09	6/7/14	5,470,000	[a,d]	5,470,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Bayshore Community Hospital
Project) (LOC; TD Bank)	0.06	6/7/14	910,000	[a]	910,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hospital Capital Asset
Financing Program) (LOC;
JPMorgan Chase Bank)	0.06	6/7/14	2,000,000	[a]	2,000,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(The Matheny School and
Hospital, Inc.) (LOC; Bank of
America)	0.16	6/7/14	2,000,000	[a]	2,000,000
New Jersey Housing and Mortgage
Finance Agency, SFHR	4.10	10/1/14	255,000		257,841
New Jersey Transportation Trust
Fund Authority
(Transportation System)
(Escrowed to Maturity)	5.75	12/15/14	125,000		128,648
North Wildwood,
GO Notes, BAN	1.00	8/27/14	4,350,000		4,353,183
Ocean City,
GO Notes (General Improvement)	2.00	12/15/14	100,000		100,886
Ocean County,
GO Notes, Refunding	2.00	8/1/14	250,000		250,747

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Ocean County,
GO Notes, Refunding	3.00	8/1/14	500,000		502,327
Park Ridge Borough,
GO Notes (BAN and Special
Emergency Notes)	1.25	8/15/14	671,754		672,438
Park Ridge Borough,
GO Notes, BAN	1.00	10/8/14	1,975,000		1,977,143
Paterson,
GO Notes, Refunding, BAN
(Tax Appeal)	1.50	6/4/14	5,990,000		5,990,244
Pompton Lakes Borough,
GO Notes, BAN	1.25	7/11/14	1,544,000		1,544,923
Port Authority of New York and New
Jersey (Consolidated Bonds,
152nd Series) (JPMorgan Chase
Bank PUTTERS, Series 2945)
(Liquidity Facility; JPMorgan
Chase Bank)	0.11	6/7/14	1,660,000	[a,b,c]	1,660,000
Port Authority of New York and New
Jersey, Equipment Notes	0.11	6/7/14	5,800,000	[a]	5,800,000
Robbinsville Township,
GO Notes, Refunding	2.00	10/15/14	100,000		100,610
Rutgers, The State University,
GO Notes, Refunding (Liquidity
Facility; TD Bank)	0.06	6/2/14	9,210,000	[a]	9,210,000
Seaside Heights Borough,
GO Notes, BAN	1.00	1/30/15	5,674,413		5,680,398
South Brunswick Township,
GO Notes (Emergency Notes,
Special Emergency Notes and
Tax Appeal Refunding Notes)	1.00	12/19/14	2,140,000		2,143,628

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Tinton Falls Borough Board of
Education, GO Notes, Refunding
(School Bonds)	5.00	10/15/14	100,000	101,707
Total Investments (cost $239,598,918)			99.9%	239,598,918
Cash and Receivables (Net)			.1%	271,886
Net Assets			100.0%	239,870,804

a Variable rate demand note—rate shown is the interest rate in effect at May 31, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At May 31, 2014, these securities amounted to $46,860,000 or 19.5% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).
d At May 31, 2014, the fund had $61,805,000 or 25.8% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from industrial revenue.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Industrial	25.8	Transportation Services	3.3
Education	21.3	County	1.6
City	19.5	Lease	.8
Housing	14.2	Prerefunded	.1
Health Care	6.3	Other	2.8
Utility-Electric	4.2		99.9

†	Based on net assets.

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York	SPEARS	Short Puttable Exempt
	Mortgage Agency		Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	239,598,918	239,598,918
Interest receivable		418,844
Prepaid expenses		11,902
		240,029,664
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		31,635
Cash overdraft due to Custodian		73,295
Payable for shares of Common Stock redeemed		12,383
Accrued expenses		41,547
		158,860
Net Assets ($)		239,870,804
Composition of Net Assets ($):
Paid-in capital		239,870,578
Accumulated net realized gain (loss) on investments		226
Net Assets ($)		239,870,804
Shares Outstanding
(2 billion shares of $.001 par value Common Stock authorized)		239,967,245
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund 17

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2014 (Unaudited)

Investment Income ($):
Interest Income	299,578
Expenses:
Management fee—Note 2(a)	605,719
Shareholder servicing costs—Note 2(b)	77,172
Professional fees	41,605
Prospectus and shareholders’ reports	13,780
Custodian fees—Note 2(b)	12,512
Directors’ fees and expenses—Note 2(c)	8,980
Registration fees	7,389
Miscellaneous	13,254
Total Expenses	780,411
Less—reduction in expenses due to undertaking—Note 2(a)	(480,775)
Less—reduction in fees due to earnings credits—Note 2(b)	(86)
Net Expenses	299,550
Investment Income—Net, representing net increase
in net assets resulting from operations	28

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2014	Year Ended
	(Unaudited)	November 30, 2013
Operations ($):
Investment income—net	28	55
Net realized gain (loss) on investments	—	226
Net Increase (Decrease) in Net Assets
Resulting from Operations	28	281
Dividends to Shareholders from ($):
Investment income—net	(28)	(691)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold	183,227,832	433,186,383
Dividends reinvested	28	652
Cost of shares redeemed	(185,847,535)	(449,929,748)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(2,619,675)	(16,742,713)
Total Increase (Decrease) in Net Assets	(2,619,675)	(16,743,123)
Net Assets ($):
Beginning of Period	242,490,479	259,233,602
End of Period	239,870,804	242,490,479

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	May 31, 2014				Year Ended November 30,
	(Unaudited)		2013		2012		2011		2010		2009
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.003
Distributions:
Dividends from
investment income—net	(.000)[a]		(.000)	a a	(.000)		(.000)[a]		(.000)[a]		(.003)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00		1.00
Total Return (%)	.00	[b,c]	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.27
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.64	[c]	.64		.65		.66		.64		.64
Ratio of net expenses
to average net assets	.25	[c]	.31		.35		.43		.49		.60
Ratio of net investment income
to average net assets	.00	[b,c]	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.27
Net Assets, end of period
($ x 1,000)	239,871		242,490		259,234		277,305		316,484		434,393

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus New Jersey Municipal Money Market Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company.The fund’s investment objective is to seek as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board of Directors (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2014 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	239,598,918
Level 3—Significant Unobservable Inputs	—
Total	239,598,918
† See Statement of Investments for additional detailed categorizations.

At May 31, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2013 was as follows: tax-exempt income $55 and ordinary income $636.The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $480,775 during the period ended May 31, 2014.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2014, the fund was charged $53,652 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2014, the fund was charged $19,819 for transfer agency services and $965 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $86.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2014, the fund was charged $12,512 pursuant to the custody agreement.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates The Bank of New York Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement which compensatesThe Bank of NewYork Mellon for processing shareholder redemption drafts under a shareholder draft processing agreement. During the period ended May 31, 2014, the fund was charged $689 pursuant to the agreements, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended May 31, 2014, the fund was charged $4,622 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $103,341, custodian fees $8,407, Chief Compliance Officer fees $1,472 and transfer agency fees $181, which are offset against an expense reimbursement currently in effect in the amount of $81,766.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Directors and/or common officers, complies with Rule 17a-7 under the Act. During the period ended May 31, 2014, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act amounting to $14,295,000 and $2,900,000, respectively.

NOTES

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    July 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

Bradley J. Skapyak,

            President

Date:    July 21, 2014

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    July 21, 2014

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)